General information	6 Months Ended
Jun. 30, 2025
General information
General information

1.General Information

The financial statements are the unaudited condensed consolidated interim financial statements (hereafter “financial statements”) of IHS Holding Limited (the “Company”) and its subsidiaries (together hereafter referred to as the “Group”). IHS Holding Limited is incorporated in the Cayman Islands under the Companies Act (as amended) as an exempted company with limited liability. The Company is domiciled in the Cayman Islands and the address of its registered office is 190 Elgin Avenue, George Town, Grand Cayman KY1-9008, Cayman Islands.

IHS is principally involved in providing infrastructure for the telecommunications industry. The financial periods presented comprise the three and six months ended June 30, 2025, along with their comparative prior periods. The financial statements are presented in U.S. dollars ($). The Group changed its rounding presentation from thousands to millions from January 1, 2025, except as otherwise indicated including in the case of per share data, and, as a result, any necessary rounding adjustments have been made to prior period disclosed amounts. This change is not material and does not impact the comparability of our financial information. In addition, certain columns and rows in financial tables within management’s discussion and analysis of financial condition and results of operations may not add due to rounding. Percentages have been calculated from the underlying whole-dollar amounts for all periods presented.